Russell Tax-Managed Global Equity Fund: Classes C, E and S

RUSSELL INVESTMENT COMPANY

Supplement dated August 26, 2009 to

PROSPECTUS DATED MARCH 1, 2009

As Supplemented June 15, 2009

The following information relates to the liquidation of the Russell Tax-Managed Global Equity Fund and supplements the Russell Tax-Managed Global Equity Fund Prospectus listed above:

At a meeting held on August 25, 2009, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved the liquidation of the Russell Tax-Managed Global Equity Fund (the “Fund”) pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may exchange their shares for shares of the same class of another Russell Fund or redeem their shares prior to the liquidation date.

The Plan provides for the liquidation of the Fund’s assets and the distribution to Fund shareholders of all of the proceeds of the liquidation on or about October 12, 2009. Shareholders should be aware that the Fund is no longer pursuing its investment objective or engaging in any business activities except for the purpose of winding up its business affairs and distributing its remaining assets to shareholders. As a result, immediately following the board meeting, the Fund’s assets will be transitioned into cash and cash equivalents, including obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

Effective at the close of business on September 1, 2009, the Fund will be closed to new shareholders. Effective upon the close of business on September 11, 2009, the Fund will no longer accept orders from existing shareholders to purchase additional shares.

Effective August 26, 2009, the Fund will discontinue payments of the 12b-1 distribution fees.

Prior to liquidation of the Fund, the Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The record date for these special dividends is October 5, 2009 based on Fund records as of the close of business on October 2, 2009.

36-08-244 and 00068484

RUSSELL INVESTMENT COMPANY

Supplement dated August 26, 2009 to

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED March 1, 2009

As Supplemented through July 14, 2009

The following information relates to the liquidation of the Russell Tax-Managed Global Equity Fund:

At a meeting held on August 25, 2009, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved the liquidation of the Russell Tax-Managed Global Equity Fund (the “Fund”) pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund. Shareholders of the Fund may exchange their shares for shares of the same class of another Russell Fund or redeem their shares prior to the liquidation date.

The Plan provides for the liquidation of the Fund’s assets and the distribution to Fund shareholders of all of the proceeds of the liquidation on or about October 12, 2009. Shareholders should be aware that the Fund is no longer pursuing its investment objective or engaging in any business activities except for the purpose of winding up its business affairs and distributing its remaining assets to shareholders. As a result, immediately following the board meeting, the Fund’s assets will be transitioned into cash and cash equivalents, including obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

Effective at the close of business on September 1, 2009, the Fund will be closed to new shareholders. Effective upon the close of business on September 11, 2009, the Fund will no longer accept orders from existing shareholders to purchase additional shares.

Effective August 26, 2009, the Fund will discontinue payments of the 12b-1 distribution fees.

Prior to liquidation of the Fund, the Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The record date for these special dividends is October 5, 2009 based on Fund records as of the close of business on October 2, 2009.

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding Harding Loevner LP under the heading “Russell Emerging Markets Fund” is deleted and replaced with the following:

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.

RUSSELL INVESTMENT COMPANY

Supplement dated August 26, 2009 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED March 1, 2009

As Supplemented through July 14, 2009

In the section entitled “Money Manager Information” in the Non-Fund of Funds SAI, the paragraph regarding Harding Loevner LP under the heading “Russell Emerging Markets Fund” is deleted and replaced with the following:

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.

RUSSELL INVESTMENT COMPANY

Supplement dated August 26, 2009 to

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

DATED April 30, 2009

As Supplemented through July 14, 2009

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding Harding Loevner LP under the heading “Russell Emerging Markets Fund” is deleted and replaced with the following:

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.